Goodwill (Tables)	12 Months Ended
Dec. 31, 2025
Goodwill [Abstract]
Schedule of Carrying Value of Goodwill

The changes in the carrying value of goodwill are as follows:

For the Years Ended December 31	2025	2024
Beginning balance	35,926	35,926
Additions from Exosome business combination	3,022	-
Ending balance	38,948	35,926

Schedule of Assumptions used Percentage	The assumptions used are as follows:
For the Years Ended December 31	2025	2024
Discount rate (post-tax)	18.64%	17.4%
Terminal growth rate	2.0%	2.0%